Segment Results - Corporate Divisions - Capital Release Unit (Detail) - Capital Release Unit [Member] - EUR (€) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Capital Release Unit [Line Items]
Net revenues		€ (24)	€ (66)	€ 57	€ (123)
Provision for credit losses		(25)	29	(32)	43
Noninterest expenses [Abstract]
Compensation and benefits		35	45	75	97
General and administrative expenses		223	451	681	1,092
Impairment of goodwill and other intangible assets		0	0	0	0
Restructuring activities		1	0	1	1
Total noninterest expenses		259	496	757	1,190
Noncontrolling interests		0	0	0	0
Profit (loss) before tax		(258)	(591)	(668)	(1,356)
Total assets	[1]	€ 167,000	€ 265,000	€ 167,000	€ 265,000

[1]	As of quarter-end.